Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
5.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:

	December 31, 2019	December 31, 2018
Cash and cash equivalents	13,654	6,684
Restricted cash	900	260
Restricted cash, non-current	-	500
Total	14,554	7,444

Restricted cash as of December 31, 2019 includes $500 of minimum liquidity requirements as per the New ATB Loan Facility (Note 8), $350 in a dry-docking reserve account as per the New ATB Loan Facility and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of December 31, 2019, of $4,000 as per the Company’s credit facilities covenants, calculated as $500 per owned vessel, is included in Cash and cash equivalents. An aggregate amount of $2,925, not legally restricted, as per the sale and leaseback transactions is included in Cash and cash equivalents as of December 31, 2019 (Note 8). An aggregate amount of $200, not legally restricted, as per the New ATB Loan Facility, is included in Cash and cash equivalents as of December 31, 2019. Restricted cash as of December 31, 2018 includes $500 of minimum liquidity requirements as per the New ATB Loan Facility (Note 8), $210 in a dry-docking reserve account as per the New ATB Loan Facility and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of December 31, 2018, of $4,000 as per the Company’s credit facilities covenants, calculated as $500 per owned vessel, is included in Cash and cash equivalents in the accompanying consolidated balance sheets. An aggregate amount of $2,925, not legally restricted, as per the sale and leaseback transactions is included in Cash and cash equivalents in the accompanying consolidated balance sheets as of December 31, 2018 (Note 8).